FINANCIAL INSTRUMENTS AND RISK ANALYSIS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of financial assets [abstract]
Schedule of derivative transactions
As at December 31, 2019, the Company recognized as result of derivative transactions the amounts shown below:

2019
Forward currency transaction – financial results	55,025
Forward currency transaction – operating results	17,088
Total	72,113

Schedule of movement in foreign exchange hedges
The
movements in foreign exchange hedges designated for hedge accounting were recognized in other comprehensive income.

Table of movements in hedge accounting effects in other comprehensive income
Balance at 1 2/31/ 2018
Results of designated hedges	11,901
Amortization of hedges to profit or loss	(13,053)
Balance at 12/31/ 2019	(1,152)

Disclosure of financial assets and financial liabilities and its market value explanatory
These assets and liabilities are presented in the balance sheet as follows:

	2019		2018
	Carrying amount	Market value	Carrying amount	Market value
Financial assets
Cash equivalents	1,504,986	1,504,986	3,943,324	3,943,324
Cash investments	217,792	217,792	238,962	238,962
Financial liabilities
Borrowings and financing (Note 20)	8,705,458	8,705,458	7,633,140	7,633,140

Financial Assets and Financial Liabilities Carried At Fair Value Excluding Liabilities Subjected to Compromise
The carrying amounts and the estimated fair values of our main financial assets and financial liabilities as at December 31, 2019 and 2018 are summarized as follows:

Assets	Accounting measurement	2019		2018
		Carrying amount	Fair value	Carrying amount	Fair value
Cash and banks	Fair value	575,863	575,863	287,491	287,491
Cash equivalents	Fair value	1,506,082	1,506,082	4,097,838	4,097,838
Cash investments	Fair value	217,792	217,792	238,962	238,962
Accounts receivable (i)	Amortized cost	6,334,526	6,334,526	6,516,555	6,516,555
Dividends and interest on capital	Amortized cost	426	426
Financial asset at fair value	Fair value	40,689	40,689
Held-for-sale assets
Held-for-sale financial asset (Note 31)	Fair value	1,474,699	1,474,699	1,843,778	1,843,778
Dividends receivable (Note 31)	Amortized cost	2,435,014	2,435,014	2,566,935	2,566,935

Liabilities
Trade payables (i)	Amortized cost	8,887,367	8,887,367	8,818,870	8,818,870
Derivative financial instruments	Fair value	1,152	1,152
Borrowings and financing (ii)
Borrowings and financing	Amortized cost	8,354,777	8,354,777	7,140,960	7,140,960
Public debentures	Amortized cost	3,652,353	3,652,353	3,103,106	3,103,106
Senior Notes	Amortized cost	6,219,619	6,565,782	6,205,840	6,937,764
Dividends and interest on capital	Amortized cost	5,731	5,731	6,168	6,168
Licenses and concessions payable (iii)	Amortized cost	58,582	58,582	85,619	85,619
Tax refinancing program (iii)	Amortized cost	417,503	417,503	553,206	553,206
Leases payable (iv)	Amortized cost	8,150,026	8,150,026
For the closing of the year ended December 31, 2019:

(i)
The balances of accounts receivables have near terms and, therefore, they are not adjusted to fair value. The balances of trade receivables, subject to the judicial reorganization, were adjusted to their fair value, at the date of the novation of the liabilities and are represented by the amounts that are expected that the obligations are discharged (Note 18).

(ii)
The balance of the borrowings and financing with the BNDES, Local Banks, and ECAs correspond to exclusive markets, and the fair value of these instruments is similar to their carrying amounts. The balances of borrowings and financing refers to the bonds issued in the international market, for which is there is a secondary market, and their fair values differ from their carrying amounts.

(iii)	The licenses and concessions payable and the tax refinancing program are stated at the amounts that these obligations are expected to be discharged and are not adjusted to fair value.

(iv)	The leases payable are represented by the amounts that the obligations are expected to be settled, adjusted at present value.

Schedule of Fair Value Measurement Hierachy
The levels of the financial assets, cash and cash equivalents and cash investments, held-for-sale
assets, and derivative financial instruments at fair value as at December 31, 2019 and 2018 are as follows:

	Fair value measurement hierarchy	Fair value
		2019	2018
Assets
Cash and banks	Level 1	575,863	287,491
Cash equivalents	Level 1	1,506,082	4,097,838
Cash investments	Level 1	217,792	238,962
Held-for-sale financial asset	Level 3	1,474,699	1,843,778
Liabilities
Derivative financial instruments	Level 2	1,152

Schedule of Financial Assets
Foreign currency-denominated financial assets and financial liabilities are presented in the balance sheet as follows:

	2019		2018
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets
Cash and banks	400,874	400,874	70,116	70,116
Cash equivalents	1,096	1,096	154,514	154,514
Held-for-sale assets
Held-for-sale financial asset	1,474,699	1,474,699	1,843,778	1,843,778
Dividends receivable	2,435,014	2,435,014	2,566,935	2,566,935
Financial liabilities
Borrowings and financing (Note 20)	9,521,291	9,521,291	8,816,766	9,548,690
Derivative financial instruments	1,152	1,152

Schedule of Exchange Rates Used for Foreign Currency Translation	The probable rates were then depreciated by 25% and 50% and used as benchmark for the possible and remote scenarios, respectively.

	Rate
Description	2019	Depreciation
Probable scenario
U.S. dollar	4.0307	0%
Euro	4.5305	0%
Possible scenario
U.S. dollar	5.0384	25%
Euro	5.6631	25%
Remote scenario
U.S. dollar	6.0461	50%
Euro	6.7958	50%

Impact of Foreign Exchange Exposure
The impacts of foreign exchange exposure on the foreign currency-denominated debt, considering offshore derivatives and cash, in the sensitivity scenarios estimated by the Company, are shown in the table below:

		2019
Description	Individual risk	Probable scenario	Possible scenario	Remote scenario
US dollar debts	Dollar appreciation	15,594,278	19,492,848	23,391,418
US dollar cash	Dollar depreciation	(283,409)	(354,261)	(425,113)
Euro debt	Euro appreciation	2,711,459	3,389,323	4,067,188
Euro cash	Euro depreciation	(112,796)	(140,995)	(169,194)
Fair value adjustment	Dollar/euro depreciation	(8,772,305)	(10,965,381)	(13,158,458)
Total assets/liabilities indexed to exchange fluctuation		9,137,227	11,421,534	13,705,841
Total (gain) loss			2,284,307	4,568,614

Schedule of Exchange Rates Used for Interest Rate Contracts
Interest rate fluctuation risk sensitivity analysis
The Company is exposed to interest rate risk on its cash and cash equivalents and its indebtedness. The interest rate risk on the indebtedness is from the portion of the indebtedness having a variable interest rate. Changes in the interest rates could impact the amount of interest that the Company is required to pay or receive.
Management believes that the most material risk related to interest rate fluctuations arises from its liabilities pegged to the CDI and TJLP. This risk is associated to an increase in those rates. The TJLP rate remained stable at 7.0% p.a. from April 1, 2017 to December 31, 2017. Beginning January 1, 2018, the TJLP was being successively reduced: 6.75% per year up to March 2018, 6.6% per year from April to June 2018, and 6.56% from July to September 2018. In turn, from October to December 2018 this rate was increased to 6.98% per year, it was increased to 7.03%, from January to March 2019, to 7.03%, and reduced again from April to June to 6.26%, from July to September to 5.95%, and from October to December to 5.57%. At the end of the quarter the National Monetary Council decided to reduce this rate again to 5.09% per year, effective for January-March 2020.
Management estimated the fluctuation scenarios of the rates CDI and TJLP as at December 31, 2019. The rates used for the probable scenario were the rates prevailing at the end of the reporting year.
T
hese rates have been stressed by 25% and 50%, and used as benchmark for the possible and remote scenarios.

2019
Interest rate scenarios
Probable scenario		Possible scenario		Remote scenario
CDI	TJLP	CDI	TJLP	CDI	TJLP
4.59%	5.57%	5.74%	6.96%	6.89%	8.36%

Impact of Interest Rate Exposure
The impacts of exposure to interest rates, in the sensitivity scenarios estimated by the Company, are shown in the table below:

		2019
Description	Individual risk	Probable scenario	Possible scenario	Remote scenario
Debt pegged to CDI	CDI increase	4,601,044	5,330,277	6,583,653
Debt pegged to TJLP	TJLP increase	3,221,576	4,232,356	4,972,246
Total assets/liabilities pegged to the interest rate		7,822,620	9,562,633	11,555,899
Total (gain) loss			1,740,013	3,733,279

Summary of indicators used to measure capital structure management
The indicators used to measure capital structure management are: gross debt to accumulated twelve-month EBITDA (earnings before interest (financial income and expenses), taxes, depreciation, and amortization), and the interest coverage ratio, as shown below:

Goss debt-to-EBITDA	between 2x and 4.0x
Interest coverage ratio (*)	higher than 1.75

(*)	Measure the Company’s capacity to cover its future interest obligations.

Derivative financial instrument
The amounts of the derivative financial instruments are summarized as follows:

	Derivatives designated for hedge accounting
	Notional (US$)	Maturity (years)	Fair value
			Amounts (payable)/receivable
			2019
USD/R$ Non-deliverable forwards (NDF)	17,000.00	< 1 year	(1,152)